Equity (Details) $ / shares in Units, $ in Millions							12 Months Ended
	Apr. 20, 2020 EUR (€) $ / shares	Apr. 17, 2020 EUR (€) $ / shares	Mar. 20, 2020 USD ($) EUR (€)	Aug. 23, 2019 USD ($)	Nov. 08, 2018 EUR (€) shares	Oct. 17, 2018 EUR (€) shares	Dec. 31, 2019 EUR (€) Vote shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 EUR (€) € / shares shares	Oct. 17, 2018 $ / shares shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€)
Equity
Net proceeds from the offering | €								€ 11,088,000
Shares issued (in shares)								4,836,000				3,720,000
Equity | €								€ 46,475,000		€ 33,331,000		€ 43,889,000	€ 51,536,000
Over-allotment transaction
Equity
Net proceeds from the offering | €					€ 1,400,000
Ordinary shares
Equity
Public offering (in shares)						972,000
Number of new shares issued (in shares)							2,418,000
Par value per share | (per share)									$ 0	€ 0
Shares issued (in shares)										4,836,000
Shares outstanding (in shares)										4,836,000
Number of votes | Vote							1
Maximum authorized share capital | €							€ 2,418,000
Incremental costs | €							€ 600,000
Ordinary shares | Over-allotment transaction
Equity
Public offering (in shares)					144,000
American Depositary Shares
Equity
Public offering (in shares)						4,860,000
Offering price (in dollars per share) | $ / shares											$ 2.57
Net proceeds from the offering | €						€ 9,700,000
Number of shares purchased by management											233,462
$1.00 Price Standard (in dollars per share) | $ / shares	$ 1.00
NYSE trading-day threshold | €	30	30	30
Compliance period				18 months
$50 Million Market Capitalization Standard | $				$ 50
$15 Million Market Capitalization Standard | $			$ 15
American Depositary Shares | Maximum
Equity
Offering price (in dollars per share) | $ / shares		$ 1.00
Equity | $				$ 50
American Depositary Shares | Over-allotment transaction
Equity
Public offering (in shares)					720,000